Financial Assets At Fair Value Through Profit or Loss - Disclosure of Financial Assets At Fair Value Through Profit Or Loss (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 31,023,211	¥ 34,423,897
Financial assets at fair value through profit or loss past due	3,325,000	2,310,000
Fair loss recognized in the current period by overdue financial assets at fair value through profit or loss	1,172,000	337,000
Cost [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	31,023,211	34,423,897
Trust plans [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	3,052,089	¥ 9,927,037
Trust plans [member] | Cost [member]
Disclosure of financial instruments at fair value through profit or loss [line items]
Financial assets at fair value through profit or loss	¥ 263,000